UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-03447

                              SEI TAX EXEMPT TRUST

                                   REGISTRANT
                              SEI Tax Exempt Trust
                             CT Corporation System
                               101 Federal Street
                                Boston, MA 02110
                                 (800) 342-5734

                               AGENT FOR SERVICE
                             CT Corporation System
                               101 Federal Street
                                Boston, MA 02110

                         Date of Fiscal Year End: 8/31

            Date of Reporting Period: July 1, 2010 to June 30, 2011

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                                NON-VOTING FUNDS

                         CALIFORNIA MUNICIPAL BOND FUND
The California Municipal Bond Fund invests in securities that do not have voting rights.
No votes have been cast on securities by this fund during the reporting period.

                          INSTITUTIONAL TAX FREE FUND
 The Institutional Tax Free Fund invests in securities that do not have voting rights.
No votes have been cast on securities by this fund during the reporting period.

                        INTERMEDIATE-TERM MUNICIPAL FUND
No votes have been cast on securities by this fund during the reporting period.

                       MASSACHUSETTS MUNICIPAL BOND FUND
No votes have been cast on securities by this fund during the reporting period.

                         NEW JERSEY MUNICIPAL BOND FUND
No votes have been cast on securities by this fund during the reporting period.

                          NEW YORK MUNICIPAL BOND FUND
No votes have been cast on securities by this fund during the reporting period.

                        PENNSYLVANIA MUNICIPAL BOND FUND
No votes have been cast on securities by this fund during the reporting period.

                         SHORT DURATION MUNICIPAL FUND
No votes have been cast on securities by this fund during the reporting period.

                           TAX-ADVANTAGED INCOME FUND
No votes have been cast on securities by this fund during the reporting period.


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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Name  of  Registrant:  SEI  Tax  Exempt  Trust

By:  /s/  Robert  A.  Nesher

          President

Date:     August  2X,  2011